Segmentation of key figures (Details 8) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [line items]
Net sales to third parties	$ 12,781	$ 12,956	$ 25,312	$ 25,367
Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(1.00%)		0.00%
Net sales, change in %, cc	5.00%		5.00%
Sandoz [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,320	2,397	$ 4,675	4,704
Sandoz [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(3.00%)		(1.00%)
Net sales, change in %, cc	5.00%		6.00%
Sandoz [member] | Retail Generics [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,699	1,777	$ 3,467	3,456
Sandoz [member] | Retail Generics [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(4.00%)		0.00%
Net sales, change in %, cc	4.00%		7.00%
Sandoz [member] | Biopharmaceuticals [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 528	524	$ 1,043	1,035
Sandoz [member] | Biopharmaceuticals [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	1.00%		1.00%
Net sales, change in %, cc	11.00%		9.00%
Sandoz [member] | Anti Infectives [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 93	96	$ 165	213
Sandoz [member] | Anti Infectives [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(3.00%)		(23.00%)
Net sales, change in %, cc	2.00%		(19.00%)
Sandoz [member] | Anti Infectives [member] | Anti Infectives sold under Sandoz name [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 183	161	$ 380	307
Sandoz [member] | Anti Infectives [member] | Total anti-infectives net sales [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 276	$ 257	$ 545	$ 520